Interests in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Interests in Subsidiaries [Abstract]
Schedule of consolidated financial statements incorporate the assets, liabilities
	Principal place of business /	Ownership interest
	Country of incorporation	2022	2021
Name		%	%

Mobilicom Ltd (“Mobilicom Israel”)	Israel	100.00%	100.00%
Mobilicom Inc (*)	United States	100.00%	-

(*)	Incorporated on December 28, 2022, in Delaware.